SEGMENTED INFORMATION - Segment information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENTED INFORMATION
Revenues	$ 4,122.4	$ 4,016.6	$ 3,890.8
Employee costs	706.2	707.9	694.4
Purchase of goods and services	1,820.8	1,810.9	1,755.6
Adjusted operating income	1,595.4	1,497.8	1,440.8
Depreciation and amortization	709.8	650.4	691.0
Financial expenses	283.4	302.9	309.2
Loss on valuation and translation of financial instruments	2.4	2.1	3.8
Restructuring of operations, litigation and other items	17.2	28.5	(117.2)
Gain on sale of spectrum licences	(330.9)
Impairment of goodwill and other assets	43.8	40.9	230.7
Loss on debt refinancing	15.6	7.3	12.1
Income before income taxes	854.1	465.7	311.2
Purchase of property, plant and equipment, classified as investing activities	605.3	707.6	678.4
Purchase of intangible assets, classified as investing activities	141.9	139.8	360.6
Operating Segments | Telecommunications
SEGMENTED INFORMATION
Revenues	3,285.1	3,151.8	3,007.0
Employee costs	388.8	379.7	359.4
Purchase of goods and services	1,362.3	1,322.7	1,261.8
Adjusted operating income	1,534.0	1,449.4	1,385.8
Purchase of property, plant and equipment, classified as investing activities	574.4	666.8	630.2
Purchase of intangible assets, classified as investing activities	132.3	125.6	312.3
Operating Segments | Media
SEGMENTED INFORMATION
Revenues	769.9	789.2	812.7
Employee costs	232.0	242.4	257.6
Purchase of goods and services	468.6	492.9	495.0
Adjusted operating income	69.3	53.9	60.1
Purchase of property, plant and equipment, classified as investing activities	29.4	37.2	35.2
Purchase of intangible assets, classified as investing activities	3.3	7.5	6.8
Operating Segments | Sports and Entertainment
SEGMENTED INFORMATION
Revenues	181.3	185.0	187.6
Employee costs	37.6	38.3	38.7
Purchase of goods and services	137.5	144.4	150.5
Adjusted operating income	6.2	2.3	(1.6)
Purchase of property, plant and equipment, classified as investing activities	1.3	3.5	12.8
Purchase of intangible assets, classified as investing activities	4.3	3.5	37.1
Head Office and Intersegments
SEGMENTED INFORMATION
Revenues	(113.9)	(109.4)	(116.5)
Employee costs	47.8	47.5	38.7
Purchase of goods and services	(147.6)	(149.1)	(151.7)
Adjusted operating income	(14.1)	(7.8)	(3.5)
Purchase of property, plant and equipment, classified as investing activities	0.2	0.1	0.2
Purchase of intangible assets, classified as investing activities	$ 2.0	$ 3.2	$ 4.4